Average Annual Total Returns - Neuberger Berman Genesis Portfolio	Apr. 30, 2021
Russell 2000 Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	4.63%
5 Years	9.65%
10 Years	8.66%
Class A
Average Annual Return:
1 Year	25.11%
5 Years	15.77%
10 Years	12.93%
Class B
Average Annual Return:
1 Year	24.76%
5 Years	15.48%
10 Years	12.64%
Class E
Average Annual Return:
1 Year	24.96%
5 Years	15.61%
10 Years	12.76%